Simplify Macro Strategy ETF
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
1
.
Shares Value
Exchange-Traded Funds – 88.7%
iShares Gold Trust* ............................................................ 31,324 $ 987,646
Simplify Aggregate Bond PLUS Credit Hedge ETF(a) ................................. 48,125 1,099,646
Simplify High Yield PLUS Credit Hedge ETF(a)(b) .................................... 222,605 4,871,510
Simplify Managed Futures Strategy ETF(a)(b) ....................................... 179,940 5,277,640
Simplify Risk Parity Treasury ETF(a) .............................................. 138,040 2,107,070
Simplify Volatility Premium ETF(a)(b) .............................................. 190,300 3,977,270
Total Exchange-Traded Funds (Cost $19,039,090) ................................................. 18,320,782
Number of
Contracts Notional Amount
Purchased Options – 16.4%
Calls – Exchange-Traded – 6.8%
CBOE Volatility Index, October Strike Price $30, Expires 10/19/22 ......... 300 $ 900,000 112,500
CBOE Volatility Index, October Strike Price $40, Expires 10/19/22 ......... 1,500 6,000,000 225,000
SPDR S&P 500, December Strike Price $320, Expires 12/16/22 .......... 154 4,928,000 722,645
SPDR S&P 500, December Strike Price $320, Expires 12/15/23 .......... 50 1,600,000 352,300
1,412,445
Puts – Exchange-Traded – 9.6%
SPDR S&P 500, October Strike Price $330, Expires 10/21/22 ............ 1,500 49,500,000 334,500
SPDR S&P 500, December Strike Price $350, Expires 12/16/22 .......... 21 735,000 29,369
VanEck Vectors Semiconductor ETF, October Strike Price $200, Expires
10/21/22 ..................................................... 965 19,300,000 1,616,375
1,980,244
Total Purchased Options (Cost $2,709,636) ......................................................... 3,392,689
Shares
Money Market Funds – 2.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $426,759) ............................................................. 426,759 426,759
Total Investments – 107.2%
(Cost $22,175,485) .......................................................................... $ 22,140,230
Liabilities in Excess of Other Assets – (7.2)% ....................................................... (1,484,472)
Net Assets – 100.0% .......................................................................... $ 20,655,758
Number of
Contracts Notional Amount
Written Options – (7.6)%
Puts – Exchange-Traded – (7.6)%
SPDR S&P 500, October Strike Price $310, Expires 10/21/22 ............ (1,500) $ (46,500,000) $ (132,750)
VanEck Vectors Semiconductor ETF, October Strike Price $190, Expires
10/21/22 ..................................................... (1,448) (27,512,000) (1,440,760)
(1,573,510)
Total Written Options (Premiums Received $594,061) ................................................. $ (1,573,510)

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
.
* Non Income Producing
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Securities with an aggregate market value of $6,646,760 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond PLUS
Credit
Hedge ETF $ — $ 1,188,711 $ (63,168) $ 194 $ (26,091) $ 1,099,646 48,125 $ 2,406 $ —
Simplify High
Yield PLUS
Credit
Hedge ETF 1,634,446 3,831,617 (436,455) (10,695) (147,403) 4,871,510 222,605 41,391 —
Simplify Managed
Futures
Strategy
ETF 1,678,230 4,081,538 (658,619) 37,471 139,020 5,277,640 179,940 44,085 —
Simplify Risk
Parity
Treasury
ETF 424,657 2,098,982 (113,178) 3,350 (306,741) 2,107,070 138,040 8,999 —
Simplify Volatility
Premium
ETF 1,348,049 3,190,722 (256,982) (12,140) (292,379) 3,977,270 190,300 120,414 —
$ 5,085,382 $ 14,391,570 $ (1,528,402) $ 18,180 $ (633,594) $ 17,333,136 779,010 $ 217,295 $ —
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 88.7%
Purchased Options ............................................................................... 16.4%
Money Market Funds ............................................................................. 2.1%
Total Investments ................................................................................ 107.2%
Liabilities in Excess of Other Assets .................................................................. (7.2)%
Net Assets ..................................................................................... 100.0%